Shareholder Report, Average Annual Return (Details)	12 Months Ended
Dec. 31, 2024
TappAlpha SPY Growth & Daily Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%